UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New York Municipal Money Market Fund

SEMIANNUAL REPORT

May 31, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Municipal Money Market Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.55	$.50	$.45
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.56	$.50	$.45
Ending value (after expenses)	$1,024.38	$1,024.43	$1,024.48
†

Expenses are equal to the fund’s annualized expense ratio of ..11% for Wealth Shares, .10% for Service Shares and .09% for Premier Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2021 (Unaudited)

Short-Term Investments - 99.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 99.9%
Albany Industrial Development Agency, Revenue Bonds (CHF-Holland Suites II) (LOC; TD Bank NA) Ser. A	0.06	6/4/2021	195,000	[a]	195,000
Albany Industrial Development Agency, Revenue Bonds (Living Resources Corp. Project) (LOC; HSBC Bank USA NA) Ser. A	0.07	6/4/2021	3,210,000	[a]	3,210,000
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.10	6/4/2021	1,200,000	[a]	1,200,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	0.10	6/4/2021	1,030,000	[a]	1,030,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies) (LOC; TD Bank NA)	0.22	6/4/2021	5,200,000	[a]	5,200,000
East Meadow Union Free School District, BAN, Refunding (Insured; State Aid Withholding) Ser. B	1.00	6/18/2021	5,000,000		5,002,077
Geneva Industrial Development Agency, Revenue Bonds (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank NA)	0.07	6/4/2021	5,975,000	[a]	5,975,000
Greece Central School District, BAN (Insured; State Aid Withholding)	1.00	6/29/2021	4,500,000		4,502,967
Irvington Union Free School District, BAN (Insured; State Aid Withholding)	1.00	12/15/2021	3,100,000		3,113,578
Nassau County Industrial Development Agency, Revenue Bonds (Clinton Plaza Senior Housing Project) (LOC; Fannie Mae)	0.08	6/4/2021	7,500,000	[a]	7,500,000
New York City Housing Development Corp., Revenue Bonds (Fifth Avenue Apartments) (LOC; Citibank NA) Ser. A	0.07	6/4/2021	5,650,000	[a]	5,650,000
New York City Housing Development Corp., Revenue Bonds (Granville Payne Apartments) (LOC; Citibank NA) Ser. A	0.07	6/4/2021	5,210,000	[a]	5,210,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 99.9% (continued)
New York City Housing Development Corp., Revenue Bonds (Las Casas Developments) (LOC; Bank of America NA) Ser. A	0.10	6/4/2021	4,445,000	[a]	4,445,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	0.15	6/4/2021	9,080,000	[a]	9,080,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.22	6/4/2021	3,970,000	[a]	3,970,000
New York State Dormitory Authority, Revenue Bonds (Highland Community Development Corp.) (LOC; HSBC Bank USA NA) Ser. B	0.06	6/4/2021	2,620,000	[a]	2,620,000
New York State Dormitory Authority, Revenue Bonds, Refunding (FFT Senior Communities) (LOC; HSBC Bank USA NA)	0.07	6/4/2021	3,125,000	[a]	3,125,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thueringen) Ser. A	0.09	6/4/2021	2,285,000	[a]	2,285,000
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara Falls Memorial Medical Center Project) (LOC; HSBC Bank USA)	0.07	6/4/2021	1,200,000	[a]	1,200,000
Oswego County Industrial Development Agency, Revenue Bonds (Springside at Seneca Hill) (LOC; M&T Bank)	0.10	6/4/2021	120,000	[a]	120,000
Otsego County Industrial Development Agency, Revenue Bonds (St. James Retirement Community) (LOC; M&T Bank)	0.10	6/4/2021	345,000	[a]	345,000
Rockland County Industrial Development Committee, Revenue Bonds (Northern Manor Multicare Center Project) (LOC; M&T Bank)	0.10	6/4/2021	340,000	[a]	340,000
Schenectady City School District, BAN (Insured; State Aid Withholding)	1.00	10/22/2021	5,000,000		5,015,632
Schenectady County Industrial Development Agency, Revenue Bonds (Union College) (LOC; M&T Bank) Ser. A	0.10	6/4/2021	4,140,000	[a]	4,140,000

Short-Term Investments - 99.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 99.9% (continued)
St. Lawrence County Industrial Development Agency, Revenue Bonds (United Helpers Independent Living Corp.) (LOC; NBT Bank NA)	0.08	6/4/2021	825,000	[a]	825,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project) (LOC; Royal Bank of Canada; Royal Bank of Canada)), Trust Maturity Date 11/15/2051	0.09	6/4/2021	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2017-XF0549), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 2/15/2039	0.14	6/4/2021	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 11/1/2046	0.09	6/4/2021	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	0.17	6/4/2021	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2019-XF0858), (Onondaga County Trust, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2047	0.09	6/4/2021	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2025	0.12	6/4/2021	5,025,000	[a,b,c]	5,025,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 99.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	0.15	6/4/2021	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2020-XF2888), (New York State Dormitory Authority, Revenue Bonds (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 7/1/2053	0.09	6/4/2021	4,755,000	[a,b,c]	4,755,000
Tender Option Bond Trust Receipts (Series 2020-XF2917), (Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Highland Hospital of Rochester Project) (Liquidity Agreement; Barclays Bank)), Trust Maturity Date 7/1/2050	0.09	6/4/2021	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0294), (New York Dormitory Authority, Revenue Bonds (LOC; U.S. Bank NA)), Trust Maturity Date 2/1/2050	0.09	6/4/2021	1,400,000	[a,b,c]	1,400,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	0.10	6/4/2021	5,385,000	[a]	5,385,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (LOC; Bank of America NA) Ser. B1	0.02	6/1/2021	2,100,000	[a]	2,100,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.03	6/1/2021	1,500,000	[a]	1,500,000

Short-Term Investments - 99.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 99.9% (continued)
Westchester County Industrial Development Agency, Revenue Bonds (Westchester Arts Council Project) (LOC; Wells Fargo Bank NA)	0.12	6/4/2021	1,905,000	[a] 1,905,000
Total Investments (cost $127,394,254)			99.9%	127,394,254
Cash and Receivables (Net)			0.1%	84,245
Net Assets			100.0%	127,478,499

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to $31,205,000 or 24.48% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Education	20.4
Multifamily Housing	20.0
Medical	14.7
School District	13.8
General	12.0
Facilities	7.3
Nursing Homes	5.5
Transportation	4.4
Housing	1.8
99.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	127,394,254	127,394,254
Cash		3,026,778
Receivable for shares of Beneficial Interest subscribed		119,035
Interest receivable		55,835
Prepaid expenses		37,605
		130,633,507
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,817
Payable for investment securities purchased		3,113,578
Trustees’ fees and expenses payable		2,272
Payable for shares of Beneficial Interest redeemed		1
Other accrued expenses		37,340
		3,155,008
Net Assets ($)		127,478,499
Composition of Net Assets ($):
Paid-in capital		127,477,274
Total distributable earnings (loss)		1,225
Net Assets ($)		127,478,499

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	105,328,210	22,110,286	40,003
Shares Outstanding	105,320,136	22,108,557	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	74,823
Expenses:
Management fee—Note 2(a)	193,228
Shareholder servicing costs—Note 1 and Note 2(c)	146,738
Professional fees	49,727
Administrative service fees—Note 2(c)	41,031
Registration fees	31,915
Chief Compliance Officer fees—Note 2(c)	7,862
Distribution and prospectus fees—Note 2(b)	7,715
Prospectus and shareholders’ reports	4,574
Trustees’ fees and expenses—Note 2(d)	4,025
Custodian fees—Note 2(c)	3,028
Miscellaneous	11,771
Total Expenses	501,614
Less—reduction in expenses due to undertaking—Note 2(a)	(432,825)
Less—reduction in fees due to earnings credits—Note 2(c)	(375)
Net Expenses	68,414
Investment Income—Net	6,409
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,225
Net Increase in Net Assets Resulting from Operations	7,634

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)[a]	Year Ended November 30, 2020[b]
Operations ($):
Investment income—net	6,409	385,582
Net realized gain (loss) on investments	1,225	288
Net Increase (Decrease) in Net Assets Resulting from Operations	7,634	385,870
Distributions ($):
Distributions to shareholders:
Wealth Shares	(5,278)	(289,977)
Service Shares	(1,129)	(95,605)
Premier Shares	(2)	-
Total Distributions	(6,409)	(385,582)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	140,524,123	61,633,489
Service Shares	93,853,001	199,160,029
Premier Shares	-	40,000
Distributions reinvested:
Wealth Shares	5,200	287,682
Service Shares	1,108	95,160
Cost of shares redeemed:
Wealth Shares	(140,346,458)	(47,405,675)
Service Shares	(93,845,250)	(226,743,338)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	191,724	(12,932,653)
Total Increase (Decrease) in Net Assets	192,949	(12,932,365)
Net Assets ($):
Beginning of Period	127,285,550	140,217,915
End of Period	127,478,499	127,285,550

[a]	Effective February 1, 2021, the fund’s Class A and Class B shares were renamed Wealth and Service shares, respectively.
[b]	On November 23, 2020, the fund commenced offering Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Wealth Shares	(Unaudited)[a]	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.003	.008	.007	.001	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.003)	(.008)	(.007)	(.001)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.29	.83	.68	.12	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.75	.75	.76	.74	.70
Ratio of net expenses to average net assets	.11[d]	.41	.74	.76	.72	.38
Ratio of net investment income to average net assets	.01[d]	.29	.83	.68	.11	.01
Net Assets, end of period ($ x 1,000)	105,328	105,143	90,626	87,344	97,845	112,952

a Effective February 1, 2021, the fund’s Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Service Shares	(Unaudited)[a]	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.002	.004	.003	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.002)	(.004)	(.003)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.17	.43	.30	.01	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[d]	1.14	1.14	1.15	1.15	1.12
Ratio of net expenses to average net assets	.10[d]	.63	1.13	1.14	.82	.36
Ratio of net investment income to average net assets	.01[d]	.21	.44	.31	.01	.01
Net Assets, end of period ($ x 1,000)	22,110	22,103	49,592	59,095	50,758	70,463

a Effective February 1, 2021, the fund’s Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2021	Period Ended
Premier Shares	(Unaudited)	November 30, 2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[e]	.65[e]
Ratio of net expenses to average net assets	.09[e]	.05[e]
Ratio of net investment income to average net assets	.01[e]	.01[e]
Net Assets, end of period ($ x 1,000)	40	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Municipal Money Market Fund (the “fund”) is the sole series of General New York Municipal Money Market Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective on February 1, 2021 (the “Effective Date”), a change in the series name from “General New York AMT-Free Municipal Money Market Fund” to “General New York Municipal Money Market Fund” and changed it’s fund name from “General New York AMT-Free Municipal Money Market Fund” to “Dreyfus New York Municipal Money Market Fund”. Also, as of the Effective Date, the fund Class A shares and Class B shares were re-named “Wealth shares” and “Service shares”, respectively.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Wealth, Service and Premier. Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. In addition, Service shares was charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Service shares. During the period ended May 31, 2021, sub-accounting service fees amounted to $1,913 for Service shares and are included in Shareholder servicing costs in the Statement of Operations. Effective February 1, 2021 the fund’s sub-accounting/omnibus account plan with respect to Services shares had been terminated. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of May 31, 2021, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Premier shares.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	127,394,254	-	127,394,254

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. Effective on February 1, 2021, the management agreement between the fund and the Adviser was amended to reflect a reduction in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fee payable by the fund to the Adviser from an annual rate of .50% to an annual rate of .20% of the value of the fund’s average daily net assets. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2021, there was no reduction in expenses pursuant to the Agreement.

The Adviser had contractually agreed, from December 1, 2020 through January 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .65%. of the value of the Premier shares average daily net assets. The Adviser has contractually agreed, from February 1, 2021 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding expenses described above) do not exceed .35%. of the value of the Premier shares average daily net assets. On or after March 31, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $32 during the period ended May 31, 2021.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $432,793 during the period ended May 31, 2021.

(b) Under the Distribution Plan with respect to Service shares, had adopted pursuant to Rule 12b-1 under the Act, Service shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Service shares. In addition, Service shares had reimbursed the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2021, Service shares were charged $7,717 pursuant to the Distribution Plan. Effective February 1, 2021, the

fund’s Rule 12b-1 Distribution Plan with respect to Service shares had been terminated.

(c) Under the Reimbursement Shareholder Services Plan with respect to Wealth and Premier shares (the “Reimbursement Shareholder Services Plan”), Wealth had reimbursed the Distributor at an amount not to exceed an annual rate of .25% and Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of their shares for certain allocated expenses of providing certain services to the holders of Wealth and Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2021, Wealth and Premier shares were charged $17,090 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan. Effective February 1, 2021, the Wealth shares Reimbursement Shareholder Service Plan has been terminated and replaced with a Compensation Shareholder Services Plan pursuant to which the fund will pay the fund’s distributor for the provision of such services at an annual rate of .25% of the average daily net assets attributable to the respective fund’s Wealth shares.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the total charges against net assets to provide for sales related expenses and/or service fees (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth shares’ average net assets for such fiscal year, Wealth shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2021, there was no reduction in expenses pursuant to the undertaking.

Effective February 1, 2021, the fund adopted Compensation Shareholder Services Plan with respect to Wealth shares. Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Wealth and Service shares

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

were charged $87,309 and $28,216, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

Effective February 1, 2021, the fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor or the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2021, Service shares were charged $41,031, pursuant to the Administrative Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $10,448 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $3,028 pursuant to the custody agreement. These fees were partially offset by earnings credits of $375.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2021, the fund was charged $516 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $21,321, Administrative Services Plan fees of $9,011, Shareholder Services Plans fees of $26,642, custodian fees of $2,524, Chief Compliance Officer fees of $6,552 and transfer agency fees of $3,523, which are offset against an expense reimbursement currently in effect in the amount of $67,756.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2021, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $66,345,000 and $34,860,000 respectively.

This page intentionally left blank.

This page intentionally left blank.

For More Information

Dreyfus New York Municipal Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Wealth Shares: GNMXX Service Shares: GNYXX Premier Shares: GNBXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0574SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)